Operating Lease (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Schedule of Operating Lease
	December 31, 2022	December 31, 2023	December 31, 2024
	RM	RM	RM	US$

Short-term leases	257,243	232,081	449,408	100,530